Related Party Transactions and Balances (Details) - Schedule of Transactions Due to Related Parties - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Key Space [Member]
Related Party Transaction [Line Items]
Borrowings from the related parties	¥ 4,610	¥ 4,495